Fair Value Disclosure of Financial Instruments (Textual) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes payable	$ 732.4	$ 538.0
Notes payable at fair value	777.8	560.2
Variable Rate Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes payable	921.3	1,091.5
Notes payable at fair value	$ 850.6	$ 1,036.6